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VIA EDGAR

May 7, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     VARIABLE ANNUITY ACCOUNT FIVE ("REGISTRANT")
        AIG SUNAMERICA LIFE ASSURANCE COMPANY ("DEPOSITOR")
        POST-EFFECTIVE AMENDMENT ON FORM N-4
        FILE NOS. 333- 67685 AND 811-07727

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 3, 2004, for Variable Account A (the "Separate Account") of AIG Life Insurance Company contains no changes from the form of prospectus and statement of additional information submitted in Post Effective Amendment Nos. 13 and 17 under the Securities Act of 1933 and the Investment Act of 1940, respectively, to the above-mentioned Separate Account Registration Statement on Form N-4 filed with the Securities and Exchange Commission on April 9, 2004, via EDGAR.

        Should you have any questions regarding these filings, please do not hesitate to contact me at (310) 772-6544.

                                            Very truly yours,


                                            /s/ PETTY Z. GOODMAN

                                            Petty Z. Goodman
                                            Director, Legal Department